Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Deferred Tax Assets [Abstract]
Start-up costs	$ 123,288	$ 93,332
International net operating loss carryforwards	26,163
Less valuation allowance	(149,451)	(93,332)
Net deferred tax assets